OTHER OPERATING INCOME	3 Months Ended
Mar. 31, 2020
OTHER OPERATING INCOME
OTHER OPERATING INCOME

21. OTHER OPERATING INCOME

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Guarantee income (Note 16)	—	—	—	44,471
Government grant	—	—	—	11,572
VAT in super deduction	—	—	1,925	—
	—	—	1,925	56,043

From 2019, in accordance with "the Notice of Regulations on Deepening the Reform of Value-Added Tax Reform" and relevant government policies announced by the Ministry of Finance, the State Administration of Taxation and the General Administration of Customs of China, several subsidiaries of the Company, is allowed to enjoy additional 10% VAT-in deduction for any services it purchased ("VAT-in super deduction") from April 1, 2019 to December 31, 2021. The VAT-in super deduction is considered as operating given that all VAT-in were derived from the purchases for that subsidiaries' daily operations in nature, and therefore is presented in “Other operating income” in the Consolidation Statements of Comprehensive Loss.